Options and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Options and Warrants

The following are details related to options issued by the Company:

	Options for Shares	Weighted Average Exercise Price

Outstanding as of December 31, 2014	11,096,428	$0.72
Granted	628,157	0.26
Exercised	-	-
Forfeited	-	-
Cancelled	-	-
Expired	-	-
Outstanding as of September 30, 2015 (unaudited)	11,724,585	$0.69

We account for all stock-based payment awards made to employees and directors based on estimated fair values. We estimate the fair value of share-based payment awards on the date of grant using the Black-Scholes option-pricing model and the value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service period. As of September 30, 2015, there was $72,065 of unrecognized compensation expenses related to share-based payment arrangements. These costs are expected to be recognized over a weighted-average period of approximately three years. The Company has sufficient shares to satisfy expected share-based payment arrangements in 2015.

On April 8, 2015, the Board of Directors agreed to extend the expiration date on options granted to employees and directors that resign or are terminated from the Company without cause from 90 days to one year. All stock-based payment awards made to employees and directors are accounted for based on estimated fair values. The value assigned to the options that were modified through the Board resolution have an estimated value of $102,426, as determined by the BSM.

The following are details related to warrants issued by the Company:

	Warrants for Shares	Weighted Average Exercise Price

Outstanding as of December 31, 2014	17,567,326	$0.93
Granted	-	-
Exercised	(1,000,000)	0.0001
Forfeited	-	-
Cancelled	-	-
Expired	-	-
Outstanding as of September 30, 2015 (Unaudited)	16,567,326	$1.02

The Company recorded expense of $388,676 (excludes $102,426 of option modification expense) and $1,136,031 for options and warrants during the nine months ended September 30, 2015 and 2014, respectively.

As of September 30, 2015, the Company had 1,016,771 common shares reserved for future issuance under the Company's stock plans.

The following are details related to options issued by the Company:

	Options for Shares	Weighted Average Exercise Price

Outstanding as of December 31, 2012	6,837,606	$0.59
Granted	3,445,900	1.00
Exercised	(150,000)	0.50
Forfeited	-	-
Cancelled	-	-
Expired	-	-
Outstanding as of December 31, 2013	10,133,506	$0.74

Outstanding as of December 31, 2013	10,133,506	$0.74
Granted	1,209,172	0.66
Exercised	(146,250)	0.77
Forfeited	-	-
Cancelled	(100,000)	2.45
Expired	-	-
Outstanding as of December 31, 2014	11,096,428	$0.72

During 2014 and 2013, there were no forfeitures or expirations under our stock plans.  The weighted-average grant-date fair value of options granted was $0.33 and $0.44 per option for the years ended December 31, 2014 and 2013, respectively.

For the year ended December 31, 2014, the intrinsic value of options outstanding was $14,450 and of options exercisable was $10,025.

All options exercised were done so by means of a cashless exercise, whereby the Company received no cash and issued new shares.

We account for all stock-based payment awards made to employees and directors based on estimated fair values. We estimate the fair value of share-based payment awards on the date of grant using an option-pricing model and the value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service period.

We use the Black-Scholes-Merton (“BSM”) option-pricing model as our method of valuation. The fair value is amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. The fair value of share-based payment awards on the date of grant as determined by the BSM model is affected by our stock price as well as other assumptions. These assumptions include, but are not limited to:

•	Expected term is generally determined using weighted average of the contractual term and vesting period of the award;

•	Expected volatility of award grants made under the Company’s plans is measured using the historical daily changes in the market price of similar industry indices selected by us as representative, which are publicly traded, over the expected term of the award, due to our limited trading history for awards granted through June 30, 2014. Thereafter, we began using our own trading history as we deemed there to be sufficient history at that point in time;

•	Risk-free interest rate is equivalent to the implied yield on zero-coupon U.S. Treasury bonds with a remaining maturity equal to the expected term of the awards; and,

•	Forfeitures are based on the history of cancellations of awards granted by the Company and management's analysis of potential forfeitures.

The estimated value of employee stock options granted during the years ended December 31, 2014 and 2013 were estimated using the BSM option pricing model with the following assumptions:

	Years Ended December 31,
	2014	2013
Expected volatility	40 - 86%	40%
Risk-free interest rate	0.16 – 0.70%	0.16 – 0.70%
Expected dividends	0.00%	0.00%
Expected term in years	5	3 – 5

The following are details related to warrants issued by the Company:

	Warrants for Shares	Weighted Average Exercise Price

Outstanding as of December 31, 2012	12,307,558	0.86
Granted	8,187,817	1.31
Exercised	(680,000)	0.03
Forfeited	(284,934)	0.48
Cancelled	-	-
Expired	-	-
Outstanding as of December 31, 2013	19,530,441	1.08

Outstanding as of December 31, 2013	19,530,441	1.08
Granted	5,305,513	0.86
Exercised	(6,268,628)	1.33
Forfeited	-	-
Cancelled	-	-
Expired	(1,000,000)	1.00
Outstanding as of December 31, 2014	17,567,326	0.93

The weighted-average grant-date fair value of the 4,293,013 compensatory warrants granted for the year ended December 31, 2014, was $0.31 per warrant.

The weighted-average grant-date fair value of the 1,439,560 compensatory warrants granted for the year ended December 31, 2013, was $0.37 per warrant.

For the year ended December 31, 2014, the intrinsic value of warrants outstanding and exercisable was $0.

All warrants exercised were for cash.  The Company issued an aggregate of 6,268,628 shares of Common Stock, par value $0.0001 per share, upon the exercise of 6,268,628 warrants.  The Company temporarily reduced the exercise price of all of its outstanding warrants to $0.50 per share for a period beginning on June 4, 2014, and ending on July 1, 2014 (the “Temporary Exercise Period”). During the Temporary Exercise Period, forty-six warrant holders exercised a total of 6,268,628 warrants and therefore purchased 6,268,628 shares of common stock in exchange for an aggregate purchase price of $3,134,314. The Company utilized the services of two FINRA registered placement agents during the Temporary Exercise Period. In connection with the warrant exercises, the Company paid an aggregate cash fee of approximately $62,144 to such placement agents. The net proceeds to the Company from the warrant exercises, after deducting the foregoing cash fee, were approximately $3,072,170.

For the year ended December 31, 2014, the Company issued 4,293,013 compensatory warrants to purchase its common stock while recording expense for these warrants of $1,339,880 using the BSM option pricing model based upon:

■	Expected term is generally determined using the contractual term of the award;

■	Expected volatility of award grants made under the Company’s plans is measured using the historical daily changes in the market price of similar industry indices selected by us as representative, which are publicly traded, over the expected term of the award, due to our limited trading history for awards granted through June 30, 2014. Thereafter, we began using our own trading history as we deemed there to be sufficient history at that point in time;

■	Risk-free interest rate is equivalent to the implied yield on zero-coupon U.S. Treasury bonds with a remaining maturity equal to the expected term of the awards; and,

■	Forfeitures are based on the history of cancellations of awards granted by the Company and management's analysis of potential forfeitures.

Forfeitures are based on the history of cancellations of awards granted by the Company and management's analysis of potential forfeitures.

The weighted-average estimated fair value of warrants granted as stock based compensation during the years ended December 31, 2014 and 2013 were estimated using the BSM option pricing model with the following assumptions:

	Years Ended December 31,
	2014	2013
Expected volatility	40 - 86%	40%
Risk-free interest rate	0.60 – 0.70%	0.60 – 0.70%
Expected dividends	0.00%	0.00%
Expected term in years	3 – 5	3 – 5

For the Year Ended December 31, 2014:

Warrants and Options Outstanding			Warrants and Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Range of Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.00 – 0.50	7,612,550	5.78	$0.00 – 0.50	7,015,300	$0.42
$0.51 – 1.00	17,020,617	2.36	$0.51 – 1.00	14,859,777	$0.96
$1.01 – 1.50	4,030,587	0.44	$1.01 – 1.50	3,980,587	$1.35
	28,663,754			25,855,664

For the Year Ended December 31, 2013:

Warrants and Options Outstanding			Warrants and Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Range of Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.0001	1,000,000	1.4	$0.0001	1,000,000	0.0001
$0.50	6,410,800	8.1	$0.50	5,182,300	0.50
$1.00	15,036,830	4.2	$1.00	13,414,330	1.00
$1.25	2,912,716	2.2	$1.25	2,912,716	1.25
$1.50	4,203,601	4.7	$1.50	4,203,601	1.50
$2.45	100,000	8.5	$2.45	40,000	2.45
	29,663,947			26,752,947

Third Amended and Restated 2007 Stock Incentive Plan

The Company assumed the Third Amended and Restated 2007 Stock Incentive Plan (the “2007 Stock Plan”) from Global Recycling Technologies, Ltd., a Delaware corporation (“Global Recycling”), upon the consummation of a reverse triangular merger between the Company, Global Recycling, and GRT Acquisition, Inc., a Nevada corporation, on November 28, 2011.

There are an aggregate of 6,742,606 shares of our Common Stock reserved for issuance under options granted by the 2007 Stock Plan to employees, directors, proposed employees and directors, advisors, independent contractors (and their employees and agents), and other persons who provide valuable services to the Company (collectively, “Eligible Persons”). As of December 31, 2014, we have issued options to purchase an aggregate of 6,647,606 shares of our Common Stock originally reserved under the 2007 Stock Plan. There remain 95,000 shares of Common Stock available for issuance under this plan.

Under the 2007 Stock Plan, Eligible Persons may be granted: (a) stock options (“Options”), which may be designated as Non-Qualified Stock Options (“NQSOs”) or Incentive Stock Options (“ISOs”); (b) stock appreciation rights (“SARs”); (c) restricted stock awards (“Restricted Stock”); (d) performance share awards (“Performance Awards”); or (e) other forms of stock-based incentive awards.

The 2007 Stock Plan will remain in full force and effect through May 30, 2017, unless earlier terminated by our Board of Directors.  After the 2007 Stock Plan is terminated, no future awards may be granted under the 2007 Stock Plan, but awards previously granted will remain outstanding in accordance with their applicable terms and conditions.

2012 Equity Incentive Plan

On February 23, 2012, subject to stockholder approval, the Company’s Board of Directors approved the Company’s 2012 Equity Incentive Plan (the “2012 Plan”). By written consent in lieu of a meeting, dated March 14, 2012, Stockholders of the Company owning an aggregate of 14,398,402 shares of Common Stock (representing approximately 66.1% of the then 23,551,991 outstanding shares of Common Stock) approved and adopted the 2012 Plan.  Also by written consent in lieu of a meeting, dated July 27, 2012, Stockholders of the Company owning an aggregate of 12,676,202 shares of Common Stock (representing approximately 51.8% of the then 24,451,991 outstanding shares of Common Stock) approved an amendment to the 2012 Plan to increase the number of shares reserved for issuance under the 2012 Plan by 3,000,000 shares.

There are an aggregate of 6,500,000 shares of our Common Stock reserved for issuance upon exercise of awards granted under the 2012 Plan to employees, directors, proposed employees and directors, advisors, independent contractors (and their employees and agents), and other persons who provide valuable services to the Company. As of December 31, 2014, we have issued options to purchase an aggregate of 5,010,072 shares of our Common Stock originally reserved under the 2012 Plan. There remain 1,489,928 shares of Common Stock available for issuance under this plan.

The 2012 Plan includes a variety of forms of awards, including (a) ISOs (b) NQSOs (c) SARs (d) Restricted Stock, (e) Performance Awards, and (e) other forms of stock-based incentive awards to allow the Company to adapt its incentive compensation program to meet its needs.

The 2012 Plan will terminate on February 23, 2022, unless sooner terminated by our Board of Directors. After the 2012 Plan is terminated, no future awards may be granted under the 2012 Plan, but awards previously granted will remain outstanding in accordance with their applicable terms and conditions and the 2012 Plan’s terms and conditions.